Annual Total Returns (Vanguard Long-Term Government Bond Index Fund - ETF Shares ETF) (Vanguard Long-Term Government Bond Index Fund, Vanguard Long-Term Government Bond Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Annual Total Return
2012	3.49%
2011	28.85%
2010	9.36%